SEGMENT AND GEOGRAPHICAL DISCLOSURES (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Segment Reporting [Abstract]
Schedule of segment information

The tables below summarize the Company’s revenue for the three and six months ended May 31, 2021 and 2020, respectively, by geographic region (in thousands).

Revenue:
Three Months Ended	U.S.	South Africa	Total
May 31, 2021	$12,868	$533	$13,401
May 31, 2020	1,077	113	1,190

Six Months Ended	U.S.	South Africa	Total
May 31, 2021	$21,325	$969	$22,294
May 31, 2020	1,321	18	1,339

The tables below summarize the Company’s revenue, long-lived assets and total assets as of November 30, 2020 and 2019, respectively by geographic region. The Company’s long-lived assets consist of patent rights, property and equipment, and deposits for equipment:

Revenue	US	Canada	South Africa	Total
2020	$15,497,606	$—	$1,068,689	$16,566,295
2019	536,471	—	387,948	924,419
Long-lived assets	US	Canada	South Africa	Total
2020	$3,850,727	$—	$274,893	$3,850,727
2019	614,027	3,184	—	617,211
Total Assets	US	Canada	South Africa	Total
2020	$18,524,699	$—	$2,691,421	$21,216,120
2019	2,307,257	50,415	1,208,747	3,566,419